UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number 811-10467

Causeway Capital Management Trust

(Exact name of registrant as specified in charter)

11111 Santa Monica Boulevard, Suite 1500

Los Angeles, CA 90025

(Address of principal executive offices) (Zip code)

SEI Investments Global Funds Services

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-866-947-7000

Date of fiscal year end: September 30, 2013

Date of reporting period: December 31, 2012

Item 1.	Schedule of Investments

SCHEDULE OF INVESTMENTS (000)*

December 31, 2012 (Unaudited)

Causeway International Value Fund	Number of Shares	Value

COMMON STOCK
France — 10.8%
AXA SA	1,139,531	$20,459
BNP Paribas	420,477	23,935
Legrand SA1	920,198	39,045
Sanofi-Aventis SA	559,567	53,058
Technip SA	302,390	34,963
Total SA	798,780	41,558

		213,018

Germany — 14.6%
BASF SE	103,013	9,740
Bayer AG	331,396	31,599
Daimler AG	723,036	39,803
Deutsche Boerse AG	572,044	35,075
Deutsche Post AG	1,235,532	27,210
Linde AG1	284,299	49,732
Muenchener Rueckversicherungs AG	152,243	27,481
SAP AG	388,541	31,240
Siemens AG	323,924	35,417

		287,297

Hong Kong — 3.3%
China Merchants Holdings International Co. Ltd.	3,046,000	9,948
CNOOC Ltd.	14,152,000	31,179
Yue Yuen Industrial Holdings Ltd.	6,950,533	23,510

		64,637

Ireland — 2.0%
Ryanair Holdings PLC ADR	593,600	20,348
Smurfit Kappa Group PLC	1,585,073	18,623

		38,971

Italy — 1.2%
Snam Rete Gas SpA	5,092,401	23,767

Japan — 13.2%
Bank of Yokohama Ltd.	2,096,000	9,733
Fanuc Corp.	107,100	19,899
JGC Corp.	1,337,000	41,608
KDDI Corp.	568,900	40,166
Sankyo Co. Ltd.	218,600	8,663
Shin-Etsu Chemical Co. Ltd.	408,700	24,910
Sony Financial Holdings Inc.	1,864,200	33,471
Tokyo Electron Ltd.	422,000	19,437
Toyota Motor Corp.	1,314,000	61,277

		259,164

SCHEDULE OF INVESTMENTS (000)* (continued)

December 31, 2012 (Unaudited)

Causeway International Value Fund	Number of Shares	Value

Netherlands — 7.7%
Akzo Nobel NV	1,035,411	$68,533
PostNL NV [2]	4,476,007	17,460
Reed Elsevier NV	4,421,783	65,557

		151,550

Singapore — 3.2%
SembCorp Industries Ltd.	3,112,000	13,571
SembCorp Marine Ltd.	6,464,000	24,697
Singapore Airlines Ltd.	2,710,000	24,039

		62,307

South Korea — 2.4%
KT&G Corp.	634,645	48,352

Spain — 3.1%
Enagas SA	1,202,387	25,757
Red Electrica Corp. SA	106,337	5,252
Tecnicas Reunidas SA	628,736	29,446

		60,455

Sweden — 1.1%
Skandinaviska Enskilda Banken AB, Class A	2,635,796	22,557

Switzerland — 10.4%
Givaudan SA	36,210	38,239
Novartis AG	840,850	53,082
Roche Holding AG	182,185	36,808
UBS AG	2,646,971	41,393
Zurich Insurance Group AG	132,017	35,350

		204,872

United Kingdom — 22.6%
Aviva PLC	5,151,118	31,887
Balfour Beatty PLC	5,515,172	24,833
Barclays PLC	6,289,057	27,330
BG Group PLC	1,693,610	28,260
British American Tobacco PLC	1,004,185	51,068
HSBC Holdings PLC	4,419,321	46,845
Michael Page International PLC	3,222,460	21,072
Petrofac Ltd.	1,354,747	36,221
Rexam PLC	3,984,960	28,525
Rio Tinto PLC	570,648	33,297
Rolls-Royce Group PLC	2,503,777	35,927
TESCO PLC	9,000,711	49,601
Vodafone Group PLC	11,753,616	29,599

		444,465

SCHEDULE OF INVESTMENTS (000)* (continued)

December 31, 2012 (Unaudited)

Causeway International Value Fund	Face Amount (000)	Value

Total Common Stock
(Cost $1,675,176) — 95.6%		$1,881,412

SHORT-TERM INVESTMENT
BNY Mellon Cash Reserve, 0.010%**	$81,164	81,164

Total Short-Term Investment
(Cost $81,164) — 4.1%		81,164

Total Investments — 99.7%
(Cost $1,756,340)‡		1,962,576

Other Assets in Excess of Liabilities — 0.3%		5,180

Net Assets — 100.0%		$1,967,756

*	Except for share data.
**	The rate reported is the 7-day simple yield as of December 31, 2012.
1	Resales of portions of these securities are subject to Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally on foreign exchanges or to qualified institutional buyers.
2	Non-income producing security.
‡	At December 31, 2012, the tax basis cost of the Fund’s investments was $1,756,340 and the unrealized appreciation and depreciation were $302,710 and ($96,474), respectively.

The Fund had the following forward foreign currency contracts outstanding at December 31, 2012:

Counterparty	Settlement Date	Currency to Deliver		Currency to Receive		Unrealized Depreciation
State Street Global Markets	2/19/13	EUR	26,543	USD	33,894	$(1,150)

For the period ended December 31, 2012, the total amount of all open forward foreign currency contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

ADR	American Depositary Receipt
BNY	Bank of New York
EUR	Euro
USD	US Dollar

SCHEDULE OF INVESTMENTS (000)* (concluded)

December 31, 2012 (Unaudited)

The following is a summary of the inputs used as of December 31, 2012, in valuing the Fund’s investments carried at value (000):

Investments in Securities	Level 1	Level 2†	Level 3	Total
Common Stock
France	$—	$213,018	$—	$213,018
Germany	—	287,297	—	287,297
Hong Kong	—	64,637	—	64,637
Ireland	20,349	18,622	—	38,971
Italy	—	23,767	—	23,767
Japan	—	259,164	—	259,164
Netherlands	—	151,550	—	151,550
Singapore	—	62,307	—	62,307
South Korea	—	48,352	—	48,352
Spain	—	60,455	—	60,455
Sweden	—	22,557	—	22,557
Switzerland	—	204,872	—	204,872
United Kingdom	—	444,465	—	444,465

Total Common Stock	$20,349	$1,861,063	$—	$1,881,412
Short-Term Investment
United States	$—	$81,164	$—	$81,164

Total Investments in Securities	$20,349	$1,942,227	$—	$1,962,576

Other Financial Instruments – Liabilities	Level 1	Level 2	Level 3	Total
Forward Foreign Currency Contracts	$—	$(1,150)	$—	$(1,150)

Total Other Financial Instruments – Liabilities	$—	$(1,150)	$—	$(1,150)

†	Represents securities trading primarily outside the United States, the values of which were adjusted as a result of significant market movements following the close of local trading.

Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the reporting period. Changes in the classification between Levels 1 and 2 occur primarily when foreign equity securities are fair valued using other observable market–based inputs in place of closing exchange prices due to events occurring after foreign market closures.

Amounts designated as “—” are $0.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

CCM-QH-001-1700

Item 2.	Controls and Procedures

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of the filing date of this report. Based on their evaluation, the certifying officers have concluded that such disclosure controls and procedures are adequately designed, and are operating effectively to ensure that information required to be disclosed by the registrant in the reports it files or submits under the Investment Company Act of 1940 and the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting (as such term is defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) Separate certifications for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Causeway Capital Management Trust

By (Signature and Title)	/s/ Turner Swan
Turner Swan, President

Date: February 28, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Turner Swan
Turner Swan, President

Date: February 28, 2013

By (Signature and Title)	/s/ Michael Lawson
Michael Lawson, Treasurer

Date: February 28, 2013